           [LOGO]

           PIMCO COMMERCIAL MORTGAGE SECURITIES TRUST, INC.

                                               A CLOSED-END

                                          FUND SPECIALIZING

                                             IN INVESTMENTS

                                              IN COMMERCIAL

                                            MORTGAGE-BACKED

                                                 SECURITIES




                                              JUNE 30, 2000
                                         SEMI-ANNUAL REPORT

Pacific Investment Management Company is responsible for the management and administration of the PIMCO Commercial Mortgage Securities Trust, Inc. (the "Fund"). Founded in 1971, Pacific Investment currently manages $199 billion on behalf of mutual fund and institutional clients located around the world. Renowned for its fixed income management expertise, Pacific Investment manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world.

PIMCO Advisors L.P. is one of the largest investment management companies in the United States with assets under management of more than $264 billion as of June 30, 2000 and is a member of the Allianz Group of Companies. Allianz AG is a European based multi-national insurance and financial services holding company. PIMCO Advisors is recognized for providing consistent performance and high-quality service to mutual fund and institutional clients worldwide.

Its investment firms are:

         Pacific Investment Management Company LLC/
            Newport Beach, California
         Oppenheimer Capital/New York, New York
         Cadence Capital Management/Boston, Massachusetts
         NFJ Investment Group/Dallas, Texas
         Parametric Portfolio Associates/Seattle, Washington
         PIMCO Equity Advisors/New York, New York,
            a division of PIMCO Advisors L.P.
         PIMCO/Allianz International Advisors LLC/
            New York, New York

--------------------------------------------------------------------------------

   Allianz AG

   On May 5, 2000, Allianz AG completed the acquisition of approximately 70% of the outstanding partnership interests in PIMCO Advisors L.P. ("PIMCO Advisors"), of which PIMCO is a subsidiary partnership. As a result of this transaction, PIMCO Advisors, and its subsidiaries, are now controlled by Allianz AG, a leading provider of financial services, particularly in Europe. PIMCO remains operationally independent, continues to operate under its existing name, and now leads the global fixed income investment efforts of Allianz AG. Key employees at each of PIMCO Advisors' investment units, including PIMCO's Bill Gross, have signed long-term employment contracts and have significant profit-sharing and retention arrangements to ensure continuity of the investment process and staff. With the addition of PIMCO Advisors, the Allianz Group manages assets of approximately $650 billion, including more than 300 mutual funds for retail and institutional clients around the world.

--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS

For the six-month period ended June 30, 2000, the Fund returned 5.85% based on its NYSE share price, outperforming the broad bond market as measured by the Lehman Brothers Aggregate Bond Index, which rose 3.99%. Longer-term performance has been strong, with the Fund posting an 8.31% five-year, annualized return based on NYSE share price, versus a return of 6.25% for the Index.

The short and long ends of the U.S Treasury market diverged during the first half of 2000. Short- and intermediate-term yields increased in anticipation of U.S. Federal Reserve tightening. In marked contrast, the 30-year Treasury yield fell, as investors grew concerned that the U.S. government's debt buy-back program would create a scarcity of long-term Treasuries. These changes resulted in an inverted yield curve.

Confirming market expectations, the Federal Reserve raised the federal funds rate three times over the past six months to 6.50%, the highest level in nine years. It was the central bank's sixth rate increase since June 1999. The size of the latest increase confirmed that the Fed's recent policy of gradual, 0.25% rate hikes was insufficient to cool an economy that grew by more than 5% annually in each of the past three quarters. That pace is faster than the Fed believes is possible without triggering an increase in inflation.

The Fed left rates unchanged in late June at their regularly scheduled meeting amid signs that higher rates were starting to have the desired effect. Economic reports in April and May showed the first back-to-back declines in retail sales in two years, falling employment, reduced new home construction and little change in consumer prices. Nevertheless, the Fed suggested that more tightening might be needed. Rising energy prices, especially for retail gasoline, were one reason for concern. Risks posed by economic imbalances such as the tight labor market, an expanding U.S. trade deficit and high levels of consumer and corporate debt also remained firmly in place.

In this uncertain economic environment and amid continued Fed tightening, the Fund maintained an uninterrupted and constant dividend. The monthly dividend per share has remained steady at $0.09375 with total dividends declared of $0.5625 per share over the six-month period ended June 30, 2000. These dividend pay-outs equate to an annualized dividend yield of 9.28% based on the Fund's NYSE trading price as of June 30, 2000.

On the following pages you will find specific details as to the Fund's portfolio and total return investment performance in light of economic and financial market activities.

We are optimistic that the remainder of 2000 will be a successful period for Fund investors. As always, we appreciate the trust you have placed in us, and welcome your questions and comments regarding the Fund and this semi-annual report.


                                       Sincerely,

                                       /s/ Brent R. Harris

                                       Brent R. Harris
                                       Chairman of the Board

                                       July 31, 2000


                                                                               1
                                                              SEMI-ANNUAL REPORT
                                                                   June 30, 2000

ABOUT THE FUND

Launched in September 1993, PIMCO Commercial Mortgage Securities Trust, Inc. is unique in that it is the only closed-end fund that invests primarily in commercial mortgage-backed securities. Commercial mortgage-backed securities are fixed income instruments representing an interest in mortgage loans on commercial real estate properties, such as office buildings, shopping malls, hotels, apartment buildings, nursing homes, and industrial properties.

The Fund's primary investment objective is to achieve high current income. Pacific Investment Management Company believes that yields on commercial mortgage-backed securities are, and will continue to be for the foreseeable future, higher than yields on corporate debt securities of comparable credit ratings and maturities. Capital gain from the disposition of investments is a secondary objective of the Fund.

Unlike an open-end fund, whose shares are bought and sold at their net asset value ("NAV"), shares of most closed-end funds, including the Fund, are listed on a stock exchange where they trade at market value. Closing market prices for the Fund's shares are published in the New York Stock Exchange Composite Transaction section of newspapers each day. The Fund's NYSE trading symbol is "PCM." Comparative NAV and market price information about the Fund is published each Monday in The Wall Street Journal and each Saturday in The New York Times and Barron's in a table titled "Closed-End Funds."

The Fund's Dividend Reinvestment Plan (the "Plan") provides automatic reinvestment of dividend and capital gains distributions in additional shares of the Fund. If your shares are registered in your own name, you are already enrolled in the Plan unless you have elected otherwise. Shareholders whose shares are held in the name of a broker or nominee should contact their broker or nominee to request participation in the Plan. All distributions to shareholders who elect not to participate in the Plan will be paid by check mailed directly to the record holder of shares.

The Fund issues a quarterly press release summarizing investment performance and portfolio statistics. Should you wish to receive a copy, please call 800-213-3606 to be placed on the Fund's mailing list.


2
SEMI-ANNUAL REPORT
June 30, 2000

SIX MONTHS IN REVIEW

Economic and Market Review

The short and long ends of the Treasury market diverged during the first quarter of 2000. Short-term Treasury yields rose in anticipation of more tightening by the Federal Reserve, with the 3-month Treasury yield increasing 0.57% to end the quarter at 5.89%. In marked contrast, the 30-year Treasury yield fell 0.64%, closing the first quarter at 5.84%, as investors grew concerned that the U.S. government's debt buyback would create a scarcity of long-term Treasuries. An inverted yield curve resulted, with 30-year Treasuries offering no yield advantage over their 3-month counterparts.


The market correctly anticipated the Fed's intentions, as the central bank raised the federal funds rate twice in 0.25% increments during the first quarter in its continuing effort to temper the high-flying U.S. economy and combat the prospect of rising inflation. In a press release accompanying the second action, the Fed suggested that more rate hikes were in the offing because "increases in demand will continue to exceed the growth in potential supply, which could foster inflationary imbalances that would undermine the record economic expansion."

--------------------------------------------------------------------------------
                             TREASURY YIELD CURVES
--------------------------------------------------------------------------------
                                    [GRAPH]

                          12/31/1999     6/30/2000
   3 Mos.                      5.312         5.860
   6 Mos.                      5.726         6.215
   1 Yr.                       5.962         6.062
   2 Yrs.                      6.235         6.358
   3 Yrs.                      6.289         6.269
   5 Yrs.                      6.342         6.179
   10 Yrs.                     6.435         6.023
   30 Yrs.                     6.479         5.896

Those "imbalances" included the record U.S. trade deficit, high corporate and individual debt levels and tight labor markets. Strong equity and housing markets also represented a potential threat because they created a wealth effect that fueled consumer demand. Still, actual inflation remained relatively subdued during the period. While effects of increased energy prices showed up in higher headline consumer price inflation, the core rate, outside of energy and food costs, was little changed.


                                                                               3
                                                              SEMI-ANNUAL REPORT
                                                                   June 30, 2000

--------------------------------------------------------------------------------
Federal Open Market Committee Federal Funds Rate Changes
--------------------------------------------------------------------------------
Fed Funds Target Rate (%)

                                    [GRAPH]



                       Fed Funds
    Date            Target Rate (%)
=====================================
Start 1994                       3.00
4-Feb-94                         3.25
22-Mar-94                        3.50
18-Apr-94                        3.75
17-May-94                        4.25
6-Jul-94                         4.25
16-Aug-94                        4.75
27-Sep-94                        4.75
15-Nov-94                        5.50
20-Dec-94                        5.50
1-Feb-95                         6.00
28-Mar-95                        6.00
23-May-95                        6.00
6-Jul-95                         5.75
22-Aug-95                        5.75
26-Sep-95                        5.75
15-Nov-95                        5.75
19-Dec-95                        5.50
31-Jan-96                        5.25
26-Mar-96                        5.25
21-May-96                        5.25
3-Jul-96                         5.25
20-Aug-96                        5.25
24-Sep-96                        5.25
13-Nov-96                        5.25
17-Dec-96                        5.25
5-Feb-97                         5.25
25-Mar-97                        5.50
20-May-97                        5.50
2-Jul-97                         5.50
19-Aug-97                        5.50
30-Sep-97                        5.50
12-Nov-97                        5.50
16-Dec-97                        5.50
4-Feb-98                         5.50
31-Mar-98                        5.50
19-May-98                        5.50
30-Jun-98                        5.50
18-Aug-98                        5.50
29-Sep-98                        5.25
15-Oct-98                        5.00
17-Nov-98                        4.75
22-Dec-98                        4.75
3-Feb-99                         4.75
30-Mar-99                        4.75
18-May-99                        4.75
30-Jun-99                        5.00
24-Aug-99                        5.25
5-Oct-99                         5.25
16-Nov-99                        5.50
21-Dec-99                        5.50
2-Feb-00                         5.75
21-Mar-00                        6.00
16-May-00                        6.50
28-Jun-00                        6.50

During the second quarter, short and intermediate interest rates fell modestly amid cautious optimism that Federal Reserve tightening was beginning to cool the economy and contain inflation. Yields declined an average of 0.15% on 1-year, 2-year and 5-year Treasuries over the second quarter. In contrast, the 30-year Treasury yield increased 0.06%, closing the second quarter at 5.90%. The yield curve continued to be inverted, with 5-year Treasuries yielding 6.18% and 30-year Treasuries offering only a slight 0.04% yield advantage over 3-month Treasuries.

The Federal Reserve raised the federal funds rate by 0.50% to 6.50% on May 16, 2000, the highest level in nine years. The size of the increase confirmed that the central bank's previous policy of gradual, 0.25% rate hikes was insufficient to cool an economy that grew by more than 5% annually in each of the past three quarters. That pace is faster than the Fed believes is possible without triggering an increase in inflation.

The Fed left rates unchanged in late June at their regularly scheduled meeting amid signs that higher rates were starting to have the desired effect. Economic reports in April and May showed the first back-to-back declines in retail sales in two years, falling employment, reduced new home construction and little change in consumer prices.


4
SEMI-ANNUAL REPORT
June 30, 2000

Nevertheless, the Fed said, "signs that growth in demand is moving to a sustainable pace are still tentative and preliminary." The central bank also warned of "heightened inflation pressures in the foreseeable future," suggesting that more tightening may be needed. Rising energy prices, especially for retail gasoline, were one reason for concern. Risks posed by economic imbalances such as the tight labor market, an expanding U.S. trade deficit and high levels of consumer and corporate debt also remained firmly in place.

--------------------------------------------------------------------------------
Movements of Core CPI and Core PPI during the Past Two Years
--------------------------------------------------------------------------------
CPI & PPI Y/Y Percent Change (%)

                 [GRAPH]


                      Core CPI                 Core PPI

Jun-98                  1.6                     -0.7
Jul-98                  1.7                     -0.2
Aug-98                  1.7                     -0.8
Sep-98                  1.4                     -0.9
Oct-98                  1.4                     -0.7
Nov-98                  1.5                     -0.6
Dec-98                  1.6                      0.0
Jan-99                  1.7                      0.8
Feb-99                  1.7                      0.5
Mar-99                  1.8                      0.8
Apr-99                  2.3                      1.2
May-99                  2.1                      1.4
Jun-99                  2.0                      1.5
Jul-99                  2.1                      1.5
Aug-99                  2.3                      2.3
Sep-99                  2.6                      3.1
Oct-99                  2.6                      2.8
Nov-99                  2.6                      3.1
Dec-99                  2.7                      2.9
Jan-00                  2.7                      2.5
Feb-00                  3.2                      4.0
Mar-00                  3.7                      4.5
Apr-00                  3.0                      3.9
May-00                  3.1                      3.9
Jun-00                  3.7                      4.3

--------------------------------------------------------------------------------
Movements of GDP during the Past Two Years
--------------------------------------------------------------------------------
Annualized Quarterly Percent Change (%)

                                    [GRAPH]

                      Jun-1998                       2.2%
                      Sep-1998                       3.8%
                      Dec-1998                       5.9%
                      Mar-1999                       3.7%
                      Jun-1999                       1.9%
                      Sep-1999                       5.7%
                      Dec-1999                       7.3%
                      Mar-2000                       5.5%
                      Jun-2000                       1.3%


                                                                               5
                                                              SEMI-ANNUAL REPORT
                                                                   June 30, 2000

Performance

For the six-month period ended June 30, 2000, the Fund delivered a total return investment performance of 3.61% based on net asset value and a 5.85% return based on its NYSE share price. The Fund's total return based on NYSE share price outperformed the 3.99% return of the Lehman Brothers Aggregate Bond Index over the fiscal period. Fund performance was helped when the Moody's and Fitch IBCA, two national rating agencies, upgraded several of the Fund's holdings.

--------------------------------------------------------------------------------
Growth of $10,000 Net Investment in the Fund
--------------------------------------------------------------------------------

                                    [GRAPH]

  Month        Net Asset     NYSE         Lehman Brothers
                Value     Market Value  Aggregate Bond Index
08/31/1993      10,000      10,000           10,000
09/30/1993       9,993      10,000           10,027
10/31/1993      10,014      10,484           10,065
11/30/1993      10,022       9,767            9,979
12/31/1993      10,043       9,946           10,033
01/31/1994      10,131       9,672           10,169
02/28/1994       9,970       9,399            9,992
03/31/1994       9,898       9,422            9,746
04/30/1994       9,786       8,955            9,668
05/31/1994       9,853       9,328            9,667
06/30/1994       9,802       9,165            9,645
07/31/1994       9,893       9,260            9,837
08/31/1994      10,023       9,547            9,849
09/30/1994       9,916       9,666            9,704
10/31/1994       9,803       8,983            9,695
11/30/1994       9,780       8,690            9,674
12/31/1994       9,882       8,910            9,741
01/31/1995      10,068       9,285            9,934
02/28/1995      10,408       9,663           10,170
03/31/1995      10,516       9,740           10,232
04/30/1995      10,739      10,124           10,375
05/31/1995      11,143      10,408           10,777
06/30/1995      11,246      10,799           10,856
07/31/1995      11,166      10,668           10,831
08/31/1995      11,286      10,852           10,962
09/30/1995      11,407      10,400           11,069
10/31/1995      11,631      10,802           11,213
11/30/1995      11,771      10,775           11,381
12/31/1995      11,989      10,857           11,540
01/31/1996      12,122      11,378           11,617
02/29/1996      11,943      11,682           11,415
03/31/1996      11,797      11,376           11,336
04/30/1996      11,844      11,179           11,272
05/31/1996      11,856      11,038           11,249
06/30/1996      11,931      11,124           11,400
07/31/1996      12,134      11,714           11,431
08/31/1996      12,219      11,917           11,412
09/30/1996      12,379      11,771           11,611
10/31/1996      12,697      12,154           11,868
11/30/1996      12,990      12,421           12,072
12/31/1996      13,003      12,438           11,959
01/31/1997      12,968      12,771           11,996
02/28/1997      13,144      12,618           12,026
03/31/1997      13,099      12,894           11,892
04/30/1997      13,287      13,048           12,070
05/31/1997      13,554      13,142           12,185
06/30/1997      13,695      13,799           12,329
07/31/1997      14,024      13,956           12,662
08/31/1997      13,939      14,051           12,554
09/30/1997      14,193      14,083           12,739
10/31/1997      14,297      14,051           12,924
11/30/1997      14,342      14,472           12,983
12/31/1997      14,468      14,479           13,114
01/31/1998      14,607      14,644           13,282
02/28/1998      14,694      15,010           13,272
03/31/1998      14,740      14,909           13,318
04/30/1998      14,723      14,943           13,387
05/31/1998      14,971      14,705           13,514
06/30/1998      15,265      14,876           13,629
07/31/1998      15,387      15,324           13,658
08/31/1998      15,380      15,359           13,880
09/30/1998      15,559      15,114           14,205
10/31/1998      15,475      14,939           14,130
11/30/1998      15,480      15,186           14,210
12/31/1998      15,528      15,907           14,253
01/31/1999      15,668      15,943           14,355
02/28/1999      15,559      15,688           14,104
03/31/1999      15,712      15,505           14,182
04/30/1999      15,832      15,542           14,227
05/31/1999      15,790      15,727           14,103
06/30/1999      15,654      16,439           14,058
07/31/1999      15,776      16,100           13,998
08/31/1999      15,840      15,910           13,991
09/30/1999      15,808      15,566           14,153
10/31/1999      15,753      15,681           14,205
11/30/1999      15,878      14,788           14,204
12/31/1999      15,907      15,203           14,136
01/31/2000      15,862      15,084           14,090
02/29/2000      15,954      15,204           14,260
03/31/2000      16,159      16,049           14,448
04/30/2000      16,214      16,170           14,407
05/31/2000      15,990      15,558           14,400
06/30/2000      16,482      16,093           14,699

The line graph depicts the value of a net $10,000 investment made at the Fund's inception on September 2, 1993 and held through June 30, 2000, compared to the Lehman Brothers Aggregate Bond Index, an unmanaged market index. Investment performance assumes the reinvestment of dividends and capital gains distributions, if any. The Fund's NYSE Market Value performance does not reflect the effect of sales loads or broker commissions. The performance data quoted represents past performance. Investment return and share value will fluctuate so that Fund shares, when sold, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
Investment Performance for the Periods Ended 6/30/2000
--------------------------------------------------------------------------------

                                                                                Since
                                       6 Month                                Inception
                                        Period    1 Year   3 Years*  5 Years*   9/2/93*
-----------------------------------------------------------------------------------------
Fund Net Asset Value                     3.61%     5.29%      6.37%     7.95%     7.59%

Fund NYSE Market Value                   5.85%    -2.11%      5.26%     8.31%     7.21%

Lehman Brothers
   Aggregate Bond Index                  3.99%     4.56%      6.04%     6.25%       N/A


* Average annual total return

6
SEMI-ANNUAL REPORT
June 30, 2000

Share price performance was significantly boosted over the first quarter as the Fund's trading discount to its net asset value narrowed from (6.90)% to (3.40)%. However, during the second quarter the trend reversed [(3.40)% to (5.13)%] and a widening discount caused the Fund's NYSE share price performance to lag. Towards the end of the six-month period, the discount to net asset value temporarily spiked to more than 10% in early June as concerns about potential inflation permeated the marketplace.


--------------------------------------------------------------------------------
Premium/(Discount) to Net Asset Value
--------------------------------------------------------------------------------

                                    [GRAPH]

    06/25/1998                -4.25%
    07/02/1998                -3.44%
    07/09/1998                -3.95%
    07/16/1998                -3.07%
    07/23/1998                -2.84%
    07/30/1998                -2.08%
    08/06/1998                -3.24%
    08/13/1998                -3.74%
    08/20/1998                -4.32%
    08/27/1998                -1.39%
    09/03/1998                -2.18%
    09/10/1998                -3.47%
    09/17/1998                -3.54%
    09/24/1998                -5.57%
    10/01/1998                -3.85%
    10/08/1998               -12.43%
    10/15/1998                -8.68%
    10/22/1998                -6.00%
    10/29/1998                -5.60%
    11/05/1998                -3.81%
    11/12/1998                -4.33%
    11/19/1998                -4.36%
    11/27/1998                -3.88%
    12/03/1998                -3.92%
    12/10/1998                -3.09%
    12/17/1998                -3.74%
    12/24/1998                -2.54%
    12/31/1998                 0.15%
    01/07/1999                -2.27%
    01/14/1999                -0.82%
    01/21/1999                -1.41%
    01/28/1999                -0.98%
    02/04/1999                -0.22%
    02/11/1999                -0.91%
    02/18/1999                -2.06%
    02/25/1999                -1.44%
    03/04/1999                -2.21%
    03/11/1999                -0.81%
    03/18/1999                -0.86%
    03/25/1999                -0.55%
    04/01/1999                -2.65%
    04/08/1999                -2.09%
    04/15/1999                -3.60%
    04/22/1999                -3.60%
    04/29/1999                -3.95%
    05/06/1999                -3.88%
    05/13/1999                -3.88%
    05/20/1999                -4.06%
    05/27/1999                -2.24%
    06/03/1999                -1.73%
    06/10/1999                -0.02%
    06/17/1999                -0.19%
    06/24/1999                 1.05%
    07/01/1999                 1.35%
    07/08/1999                 3.55%
    07/15/1999                -0.65%
    07/22/1999                -1.88%
    07/29/1999                -0.77%
    08/05/1999                 0.15%
    08/12/1999                -1.84%
    08/19/1999                -1.56%
    08/26/1999                -1.61%
    09/02/1999                -1.54%
    09/09/1999                -0.97%
    09/16/1999                -2.21%
    09/23/1999                -3.85%
    09/30/1999                -3.92%
    10/07/1999                -5.61%
    10/16/1999                -6.56%
    10/21/1999                -7.65%
    10/28/1999                -3.70%
    11/04/1999                -5.94%
    11/11/1999                -5.13%
    11/18/1999                -6.01%
    11/24/1999                -8.80%
    12/02/1999                -9.27%
    12/09/1999               -11.54%
    12/16/1999               -11.19%
    12/23/1999               -12.02%
    12/30/1999                -7.76%
    01/06/2000                -6.13%
    01/13/2000                -4.86%
    01/20/2000                -6.81%
    01/27/2000                -7.02%
    02/03/2000                -7.64%
    02/10/2000                -4.98%
    02/17/2000                -1.78%
    02/24/2000                -6.40%
    03/02/2000                -8.69%
    03/09/2000                -8.48%
    03/16/2000                -8.49%
    03/23/2000                -7.46%
    03/30/2000                -5.67%
    04/06/2000                -7.34%
    04/13/2000                -5.79%
    04/20/2000                -4.82%
    04/27/2000                -5.88%
    05/04/2000                -6.47%
    05/11/2000                -9.15%
    05/18/2000                -6.15%
    05/22/2000                -6.03%
    06/01/2000                -5.90%
    06/08/2000               -13.10%
    06/15/2000                -5.20%
    06/22/2000                -3.88%
    06/29/2000                -4.07%
    06/30/2000                -5.13%


                                                                               7
                                                              SEMI-ANNUAL REPORT
                                                                   June 30, 2000

Credit Spreads

Treasuries generally outperformed other fixed income sectors during the first quarter. During this period, yields on mortgages and corporate bonds did not fall in line with long-term Treasuries, which caused yield premiums on non-Treasury bonds to widen. Falling 10- and 30-year Treasury yields and concern about credit deterioration in the midst of Fed tightening lured investors away from other bond market sectors. Yield spreads between CMBS and 10-year Treasuries increased over the first quarter with spreads on AAA-rated CMBS widening 0.44% and spreads on A-rated CMBS increasing 0.35%.

During the second quarter, Treasuries and agency mortgages outperformed as investors continued to favor securities with superior credit quality. Yield spreads between CMBS and 10-year Treasuries leveled-off over the second quarter with spreads on both AAA-rated and A-rated CMBS remaining around 1.63% and 1.96%, respectively.

--------------------------------------------------------------------------------
Comparative Changes in Yield Spreads Over 10-Year Treasuries*
--------------------------------------------------------------------------------
                                    [GRAPH]


                     AAA -               A -            AAA -           A -
                  Rated CMBS         Rated CMBS         Rated          Rated
                                                      Corporates     Corporates
12/31/1996             70                95               35             55
3/31/1997              65                85               39             57
6/30/1997              63                75               35             48
9/30/1997              63                78               35             58
12/31/1997             78               105               47             57
3/31/1998              80               105               55             80
6/30/1998              85               110               56             84
9/30/1998             145               190               65            119
12/31/1998            136               186               62            107
3/31/1999             122               150               68             99
6/30/1999             123               158               85            123
9/30/1999             142               190               78            119
12/31/1999            120               160               67            115
3/31/2000             164               195              115            153
6/30/2000             163               196              109            149

*7 to 10 year U.S. Treasury Bonds as of June 30, 2000




8
SEMI-ANNUAL REPORT
June 30, 2000

Quality Ratings

Throughout the six-month period, the portfolio's average quality has remained firmly anchored around a BBB rating. We regularly scrutinize and evaluate every portfolio holding in an effort to assure that each security retains healthy characteristics and that each remains a viable holding in relation to the portfolio. We also focus our security selection process on the potential that a particular bond may be upgraded in the future. As highlighted below, this strategy was rewarded over the course of the six-month period.

--------------------------------------------------------------------------------
Upgraded Securities during the Past Six Months
--------------------------------------------------------------------------------


                                             New      Prior            Rating  % of Net
Security Description                      Rating     Rating           Service    Assets
----------------------------------------------------------------------------------------
Structured Asset Securities Corp.
   7.750% due 02/25/2028                      A+       BBB+             Fitch      2.7%
Structured Asset Securities Corp.
   7.201% due 04/25/2003                    Baa2        Ba1           Moody's      1.7%
First Boston Mortgage Securities Corp.
   7.182% due 01/25/2028                     BBB         B+             Fitch      0.9%
Hotel First
   8.520% due 08/05/2008                     AA+         AA             Fitch      1.8%
                                                                                 -------
                                                                                   7.1%

--------------------------------------------------------------------------------
Portfolio Composition
By Quality Rating*
--------------------------------------------------------------------------------
    [GRAPH]

AAA        14.4%
AA          9.6%
A           9.9%
BBB        35.0%
BB         23.3%
B           7.8%

* As rated by Standard & Poor's or the equivalent by Moody's, Duff & Phelps or Fitch IBCA


Geographic Distribution

The geographic distribution of the Fund's investment portfolio did not change significantly over the six-month period ended June 30, 2000. While loans on properties in nearly every state are held in the portfolio, the three largest contributors, California, Texas and Florida remained unchanged. This is consistent with the Fund's low turnover rate that limits significant shifts in portfolio composition. It also reflects the overall diversity of CMBS issuance, which is closely linked to commercial development.


                                                                               9
                                                              SEMI-ANNUAL REPORT
                                                              June 30, 2000

Sector Allocations

The Fund features its greatest sector concentrations in multi-class and multi-family CMBS. Multi-class CMBS provides diversification benefits and multi-family CMBS is selected due to the traditional and stable nature of the property type. Over the past several years, real estate fundamentals have remained solid with all sectors performing relatively well. We do not see any major change in the near term, however, we will continue to monitor the portfolio with regards to changes in the real estate market and make adjustments when appropriate.


--------------------------------------------------------------------------------
Portfolio Composition
By Commercial Mortgage Type
--------------------------------------------------------------------------------

                                    [GRAPH]

Multi-Class*                   36.3%
Multi-Family                   25.3%
Healthcare                     15.8%
Hospitality                     8.9%
Real Estate
  Asset-Backed Securities       7.5%
Corporate Bonds                 5.0%
Other                           1.2%

* A mix of all types of commercial properties

Secular Outlook

PIMCO's secular outlook is bullish based on expectations of a slowing U.S. economy, leading to U.S. and global growth of 3% over the next couple of years. This deceleration will gradually lower interest rates on high quality bonds by capping inflation near 3% in the U.S. and 2% in Europe.

The U.S. expansion will slow amid a correction of unsustainable imbalances such as the shrinking pool of available labor and a swelling trade deficit financed with a large share of the world's savings. Restrictive policies by central bankers worldwide, in contrast to liquidity infusions of the past few years, will also inhibit growth.

There is a greater than 50% chance that the global economy will dip into a recession over the secular horizon. Five forces could produce this outcome:

Central Bank Overreach: The Fed and other central banks could tighten too much for too long. Monetary authorities may be forced to sustain restrictive policies to deflate bubbles in housing and stock markets that stimulate consumption and, ultimately, inflation.

Emerging Market Contagion: Emerging economies are stronger than two years ago, with higher currency reserves, less short-term debt and financial reforms under way. Even so, countries with fixed currency regimes remain vulnerable to rising interest rates brought on by central bank tightening.


10
SEMI-ANNUAL REPORT
June 30, 2000

Japanese Economic Drag: Large fiscal deficits and tentative economic and political reforms could undermine confidence in Japan, pushing interest rates higher and depressing the already sluggish Japanese economy. Further weakness in Japan, the economic center of Asia, would reverberate elsewhere.

The U.S. Equity Bubble: Rising stock markets have recently generated wealth gains that fueled consumer and investment spending. With equity markets now off their peaks, consumption and investment could follow.

Flight From The Dollar: A falling dollar due to the rising U.S. trade deficit or lower stock prices would unsettle bond markets worldwide. Investors would flee to safe havens in local markets, driving up yields on riskier assets and curbing growth.

In contrast with recent financial crises, investors will not be able to count on rescue by the Fed or the International Monetary Fund in the event of a slowdown and/or recession. Fed Chairman Greenspan has said he "would anticipate appropriate discounts or `haircuts' for other than federally guaranteed liabilities" if borrowers get into trouble. In other words, investors will be "bailed in" instead of "bailed out." This absence of support will increase risk and raise the cost of capital for all but AAA-rated sovereign borrowers.

--------------------------------------------------------------------------------
30 Year and 3 Month Treasury Yields
--------------------------------------------------------------------------------
                                    [GRAPH]

Month             3 -Month           30 - Year
                 Treasury Bill     Treasury Bill
Jun-1980              6.995              9.810
Jul-1980              8.126             10.240
Aug-1980              9.259             11.000
Sep-1980             10.321             11.340
Oct-1980             11.580             11.590
Nov-1980             13.888             12.370
Dec-1980             15.661             11.980
Jan-1981             14.724             12.280
Feb-1981             14.905             12.970
Mar-1981             13.478             12.650
Apr-1981             13.635             13.650
May-1981             16.295             13.060
Jun-1981             14.557             13.300
Jul-1981             14.699             13.960
Aug-1981             15.612             14.780
Sep-1981             14.951             15.190
Oct-1981             13.873             14.360
Nov-1981             11.269             12.910
Dec-1981             10.926             13.650
Jan-1982             12.412             13.910
Feb-1982             13.780             13.830
Mar-1982             12.493             13.680
Apr-1982             12.821             13.390
May-1982             12.148             13.390
Jun-1982             12.108             13.910
Jul-1982             11.914             13.420
Aug-1982              9.006             12.500
Sep-1982              8.196             11.790
Oct-1982              7.750             11.010
Nov-1982              8.042             10.700
Dec-1982              8.013             10.430
Jan-1983              7.810             10.990
Feb-1983              8.130             10.510
Mar-1983              8.304             10.690
Apr-1983              8.252             10.380
May-1983              8.185             10.960
Jun-1983              8.820             10.980
Jul-1983              9.120             11.820
Aug-1983              9.390             11.930
Sep-1983              9.050             11.410
Oct-1983              8.710             11.790
Nov-1983              8.710             11.640
Dec-1983              8.960             11.870
Jan-1984              8.930             11.750
Feb-1984              9.030             12.170
Mar-1984              9.440             12.480
Apr-1984              9.690             12.840
May-1984              9.900             13.740
Jun-1984              9.940             13.640
Jul-1984             10.130             12.770
Aug-1984             10.490             12.510
Sep-1984             10.410             12.250
Oct-1984              9.970             11.560
Nov-1984              8.790             11.530
Dec-1984              8.160             11.530
Jan-1985              7.760             11.210
Feb-1985              8.220             11.880
Mar-1985              8.570             11.640
Apr-1985              8.000             11.460
May-1985              7.560             10.560
Jun-1985              7.010             10.440
Jul-1985              7.050             10.660
Aug-1985              7.180             10.470
Sep-1985              7.080             10.560
Oct-1985              7.170             10.250
Nov-1985              7.200              9.840
Dec-1985              7.070              9.270
Jan-1986              7.040              9.320
Feb-1986              7.030              8.280
Mar-1986              6.590              7.440
Apr-1986              6.060              7.450
May-1986              6.120              7.750
Jun-1986              6.210              7.230
Jul-1986              5.840              7.420
Aug-1986              5.570              7.200
Sep-1986              5.190              7.590
Oct-1986              5.180              7.610
Nov-1986              5.350              7.400
Dec-1986              5.490              7.490
Jan-1987              5.450              7.470
Feb-1987              5.590              7.460
Mar-1987              5.560              7.910
Apr-1987              5.760              8.440
May-1987              5.750              8.640
Jun-1987              5.690              8.490
Jul-1987              5.780              8.900
Aug-1987              6.000              9.150
Sep-1987              6.320              9.740
Oct-1987              6.400              9.030
Nov-1987              5.810              9.100
Dec-1987              5.800              8.980
Jan-1988              5.900              8.420
Feb-1988              5.690              8.340
Mar-1988              5.690              8.760
Apr-1988              5.920              9.100
May-1988              6.270              9.240
Jun-1988              6.500              8.910
Jul-1988              6.730              9.210
Aug-1988              7.020              9.300
Sep-1988              7.230              9.050
Oct-1988              7.340              8.740
Nov-1988              7.680              9.070
Dec-1988              8.090              8.990
Jan-1989              8.290              8.820
Feb-1989              8.480              9.110
Mar-1989              8.830              9.090
Apr-1989              8.700              8.930
May-1989              8.400              8.600
Jun-1989              8.220              8.040
Jul-1989              7.920              7.920
Aug-1989              7.910              8.200
Sep-1989              7.720              8.240
Oct-1989              7.590              7.910
Nov-1989              7.650              7.890
Dec-1989              7.640              7.980
Jan-1990              7.640              8.450
Feb-1990              7.760              8.540
Mar-1990              7.870              8.630
Apr-1990              7.780              8.990
May-1990              7.780              8.580
Jun-1990              7.740              8.400
Jul-1990              7.660              8.410
Aug-1990              7.440              8.980
Sep-1990              7.380              8.950
Oct-1990              7.190              8.760
Nov-1990              7.070              8.490
Dec-1990              6.810              8.250
Jan-1991              6.300              8.200
Feb-1991              5.950              8.200
Mar-1991              5.910              8.250
Apr-1991              5.670              8.180
May-1991              5.510              8.270
Jun-1991              5.600              8.410
Jul-1991              5.580              8.340
Aug-1991              5.390              8.060
Sep-1991              5.250              7.810
Oct-1991              5.030              7.910
Nov-1991              4.600              7.940
Dec-1991              4.120              7.400
Jan-1992              3.800              7.760
Feb-1992              3.840              7.790
Mar-1992              4.040              7.960
Apr-1992              3.750              8.040
May-1992              3.630              7.840
Jun-1992              3.660              7.780
Jul-1992              3.210              7.460
Aug-1992              3.130              7.410
Sep-1992              2.910              7.380
Oct-1992              2.860              7.630
Nov-1992              3.130              7.600
Dec-1992              3.220              7.400
Jan-1993              3.060              7.200
Feb-1993              2.930              6.900
Mar-1993              2.950              6.930
Apr-1993              2.870              6.930
May-1993              2.960              6.980
Jun-1993              3.070              6.670
Jul-1993              3.040              6.560
Aug-1993              3.020              6.090
Sep-1993              2.950              6.030
Oct-1993              3.020              5.970
Nov-1993              3.100              6.300
Dec-1993              3.060              6.350
Jan-1994              2.980              6.240
Feb-1994              3.250              6.660
Mar-1994              3.500              7.090
Apr-1994              3.680              7.310
May-1994              4.140              7.430
Jun-1994              4.140              7.610
Jul-1994              4.330              7.400
Aug-1994              4.480              7.450
Sep-1994              4.760              7.820
Oct-1994              4.950              7.970
Nov-1994              5.290              8.000
Dec-1994              5.600              7.880
Jan-1995              5.710              7.700
Feb-1995              5.770              7.440
Mar-1995              5.730              7.430
Apr-1995              5.650              7.340
May-1995              5.670              6.650
Jun-1995              5.470              6.620
Jul-1995              5.420              6.850
Aug-1995              5.400              6.650
Sep-1995              5.280              6.500
Oct-1995              5.490              6.330
Nov-1995              5.470              6.130
Dec-1995              5.080              5.950
Jan-1996              5.050              6.030
Feb-1996              5.030              6.470
Mar-1996              5.140              6.670
Apr-1996              5.150              6.910
May-1996              5.180              6.990
Jun-1996              5.160              6.870
Jul-1996              5.310              6.970
Aug-1996              5.280              7.120
Sep-1996              5.030              6.920
Oct-1996              5.150              6.640
Nov-1996              5.130              6.350
Dec-1996              5.170              6.640
Jan-1997              5.150              6.790
Feb-1997              5.220              6.800
Mar-1997              5.320              7.100
Apr-1997              5.230              7.140
May-1997              4.940              6.910
Jun-1997              5.170              6.740
Jul-1997              5.230              6.450
Aug-1997              5.220              6.610
Sep-1997              5.100              6.400
Oct-1997              5.200              6.150
Nov-1997              5.200              6.050
Dec-1997              5.350              5.920
Jan-1998              5.183              5.805
Feb-1998              5.308              5.919
Mar-1998              5.125              5.932
Apr-1998              4.978              5.951
May-1998              5.007              5.803
Jun-1998              5.093              5.626
Jul-1998              5.080              5.714
Aug-1998              4.830              5.256
Sep-1998              4.356              4.965
Oct-1998              4.323              5.150
Nov-1998              4.488              5.072
Dec-1998              4.457              5.092
Jan-1999              4.457              5.091
Feb-1999              4.664              5.575
Mar-1999              4.470              5.621
Apr-1999              4.530              5.661
May-1999              5.007              5.803
Jun-1999              4.763              5.969
Jul-1999              4.740              6.103
Aug-1999              4.961              6.067
Sep-1999              4.846              6.053
Oct-1999              5.083              6.161
Nov-1999              5.295              6.289
Dec-1999              5.312              6.479
Jan-2000              5.687              6.492
Feb-2000              5.776              6.146
Mar-2000              5.886              5.837
Apr-2000              5.813              5.963
May-2000              5.613              6.013
Jun-2000              5.860              5.896

Cyclical Outlook

While the Fed's tightening cycle is almost over, monetary policy will remain restrictive until a slowdown is confirmed. Fed tightening will continue until growth slows to a pace that is sustainable without fueling inflation. Given the direction of Fed policy and higher levels of risk for non-sovereign debt, protecting principal will be the key to earning superior relative returns.

                                                                              11
                                                              SEMI-ANNUAL REPORT
                                                                   June 30, 2000

FINANCIAL HIGHLIGHTS

                                                               -------------------------------------------------------------
                                                               For the six months    For the year ended   For the year ended
                                                               ended June 30, 2000   December 31, 1999    December 31, 1998
                                                               (Unaudited)
                                                               -------------------------------------------------------------
Selected Per Share Data:

Net asset value, beginning of period                           $    12.89            $    13.74           $    13.97
   Net investment income                                             0.58                  1.08                 1.24
   Net realized and unrealized gain (loss) on investments           (0.13)                (0.75)               (0.25)
Total from investment operations                                     0.45                  0.33                 0.99
Less dividends from net investment income                           (0.56)                (1.18)               (1.22)
Net asset value, end of period                                 $    12.78            $    12.89           $    13.74
                                                               ----------            ----------           ----------

Per share market value, end of period                          $    12.13            $    12.00           $    13.75
                                                               ----------            ----------           ----------

Total investment return
   Per share market value (a)                                        5.85%                (4.42)%               9.86%
   Per share net asset value (b)                                     3.61%                 2.44%                7.33%

Ratios to average net assets
   Operating expenses (excluding interest expense)                   1.02%*                1.01%                0.99%
   Total operating expenses                                          3.95%*                3.16%                3.61%
   Net investment income                                             9.08%*                7.97%                8.81%

Supplemental data
   Net assets, end of period (amounts in thousands)            $  140,690            $  141,860           $  151,222
   Amount of borrowings outstanding,
      end of period (in thousands)                             $   66,382            $   52,233           $   59,990
   Asset coverage ratio (c)                                           312%                  372%                 352%
   Portfolio turnover rate                                           9.18%                 1.86%                7.92%
                                                               ------------------------------------------------------------
                                                               For the year ended   For the year ended   For the year ended
                                                               December 31, 1997    December 31, 1996    December 31, 1995
                                                               ------------------------------------------------------------
Selected Per Share Data:

Net asset value, beginning of period                           $    13.71           $    13.84           $    12.41
   Net investment income                                             1.20                 1.23                 1.16
   Net realized and unrealized gain (loss) on investments            0.29                (0.13)                1.40
Total from investment operations                                     1.49                 1.10                 2.56
Less dividends from net investment income                           (1.23)               (1.23)               (1.13)
Net asset value, end of period                                 $    13.97           $    13.71           $    13.84
                                                               ----------           ----------           ----------

Per share market value, end of period                          $    13.69           $    12.88           $    12.38
                                                               ----------           ----------           ----------
Total investment return
   Per share market value (a)                                       16.40%               14.57%               21.86%
   Per share net asset value (b)                                    11.27%                8.45%               21.33%

Ratios to average net assets
   Operating expenses (excluding interest expense)                   0.97%                0.99%                1.04%
   Total operating expenses                                          3.69%                3.60%                3.94%
   Net investment income                                             8.63%                9.08%                8.93%

Supplemental data
   Net assets, end of period (amounts in thousands)            $  153,803           $  150,929           $  152,375
   Amount of borrowings outstanding,
      end of period (in thousands)                             $   74,688           $   69,850           $   67,134
   Asset coverage ratio (c)                                           306%                 316%                 327%
   Portfolio turnover rate                                           8.74%               35.98%               47.79%

* Annualized
(a) Total investment return on market value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in market price per share. Total investment returns exclude the effects of sales loads.
(b) Total investment return on net asset value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share.
(c) Represents net assets, plus borrowings, at end of period divided by borrowings outstanding at end of period.

12
SEMI-ANNUAL REPORT
June 30, 2000

STATEMENT OF ASSETS AND LIABILITIES

                                                                -------------
Amounts in thousands, except per share amounts                  June 30, 2000
                                                                 (Unaudited)
                                                                -------------
Assets:
Investments in securities, at market value
    (Identified cost: $215,365)                                   $ 206,319
Cash                                                                      0
Interest receivable                                                   2,428
Paydown receivable                                                      532
Receivable for investment sold                                          263
Other assets                                                             86
                                                                  ---------
    Total assets                                                  $ 209,628
                                                                  ---------
Liabilities:
Reverse repurchase agreements                                     $  66,382
Payable for investments purchased                                       663
Dividends payable                                                     1,032
Accrued investment manager's fee                                        253
Accrued administrator's fee                                              35
Accrued trustees' fee                                                    52
Written options                                                         180
Other liabilities                                                       341
Total liabilities                                                 $  68,938
                                                                  ---------

Net assets applicable to outstanding stock                        $ 140,690
                                                                  ---------
Net Assets consist of:
Capital stock - authorized 300 million shares,
    $.001 par value; outstanding 11,009,587 shares                $      11
Additional paid-in capital                                          152,271
Accumulated net investment loss                                        (678)
Accumulated net realized loss from investments                       (1,951)
Net unrealized depreciation of investments                           (8,963)
                                                                  $ 140,690
                                                                  ---------
Net asset value per share outstanding                             $   12.78
                                                                  ---------


STATEMENT OF OPERATIONS

                                                            -------------------
                                                            For the six months
                                                            ended June 30, 2000
Amounts in thousands                                             (Unaudited)
                                                            -------------------

Interest income                                                   $   9,090
                                                                  ---------
Expenses:

Interest expense                                                      2,043
Investment manager fee                                                  507
Administration fee                                                       70
Custodian and portfolio accounting fee                                   37
Directors' fee                                                           33
Proxy expense                                                             9
Legal fee                                                                 3
Audit fee                                                                 7
Other expenses                                                           49
    Total expenses                                                    2,758
                                                                  ---------

Net investment income                                             $   6,332
                                                                  ---------

Net realized and unrealized loss
Net realized loss on investments                                       (996)
Unrealized depreciation on investments                                 (312)

    Net loss on investments                                       $  (1,308)
                                                                  ---------

Net increase in assets resulting from operations                  $   5,024
                                                                  ---------

                                                                              13
                                                              SEMI-ANNUAL REPORT
                                                                   June 30, 2000

STATEMENT OF CHANGES IN NET ASSETS

                                                                                ----------------------------------------
                                                                                For the six months    For the year ended
Amounts in thousands                                                            ended June 30, 2000   December 31, 1999
                                                                                (Unaudited)
                                                                                ----------------------------------------
Increase (Decrease) in Net Assets from:

Operations

Net investment income                                                           $   6,332             $  11,781
Net realized gain (loss) on investments                                              (996)                   66
Unrealized (depreciation) on investments                                             (312)               (8,307)
Net increase resulting from operations                                              5,024                 3,540

Distributions to Shareholders from:
From net investment income                                                         (6,194)              (12,934)

Fund Share Transactions:
Issued as reinvestment of distributions (0 and 2,418 shares, respectively)              0                    32
                                                                                 --------             ---------

Total Decrease in Net Assets                                                       (1,170)               (9,362)
                                                                                 --------             ---------
Net Assets
Beginning of period                                                               141,860               151,222
End of period *                                                                 $ 140,690             $ 141,860

*Including accumulated net investment loss of:                                  $    (678)            $    (817)


STATEMENT OF CASH FLOWS
                                                                                                --------------------
                                                                                                  For the six months
Amounts in thousands                                                                             ended June 30, 2000
                                                                                                     (Unaudited)
                                                                                                --------------------
Net increase in net assets resulting from operations                                                  $   6,332
                                                                                                      ---------
Adjustments to reconcile to net cash provided from operating activities:
Increase in interest receivable                                                                            (248)
Amortization of premium and discount, net                                                                  (548)
Increase in accrued expenses                                                                                430
Increase in other assets                                                                                    (86)
Net loss on investments                                                                                     996
   Total adjustments                                                                                        544
Net cash provided from operating activities                                                               6,876

Investing activities:
Purchase of long-term portfolio investments                                                              47,502)
Proceeds from disposition of long-term portfolio investments                                             23,163
Proceeds from disposition of short-term portfolio investments, net                                        9,892
Net cash used in investing activities                                                                   (14,447)

Financing activities*:
Cash dividends paid                                                                                      (6,743)
Net increase in reverse repurchase agreements                                                            14,149
Net cash provided by financing activities                                                                 7,406

Net decrease in cash:                                                                                      (165)

Cash at beginning of period                                                                                 165
                                                                                                      ---------
Cash at end of period                                                                                 $      0
                                                                                                      ---------

* Cash paid for interest for the six months ended June 30, 2000, amounted to $2,217.

14
SEMI-ANNUAL REPORT
June 30, 2000

SCHEDULE OF INVESTMENTS

                                                    Principal
                                                       Amount       Value
                                                       (000s)       (000s)
--------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES 128.3%
--------------------------------------------------------------------------------

Multi-Class 53.3%
Aetna Commercial Trust
   7.100% due 12/26/2030                              $ 1,000      $   970
Airplanes Pass Through Trust
  10.875% due 03/15/2019                                1,975        1,784
Asset Securitization Corp.
   7.384% due 08/13/2029                                1,500        1,399
Blackrock Capital Financial
   8.480% due 10/25/2026 (e)                            3,000        2,319
CBA Mortgage Corp.
   6.670% due 12/25/2003 (b)                              415          387
Commercial Mortgage Acceptance
   6.942% due 11/15/2009                                1,500        1,350
Federal Deposit Insurance Corp.
   7.860% due 11/25/2026 (b)(d)                         1,260        1,260
First Boston Mortgage Securities Corp.
   7.182% due 01/25/2028 (b)(e)                         1,299        1,229
First Chicago Lennar Trust
   8.090% due 04/29/2006 (e)                            5,000        4,650
Forest City Enterprises
   8.500% due 03/15/2008                                4,000        3,640
General Electric Capital Mortgage Services, Inc.
   7.250% due 08/25/2029 (d)                            2,768        2,545
General Motors Acceptance Corp.
   7.080% due 05/15/2030 (b)                            1,500        1,059
GMAC Commercial Mortgage Securities, Inc.
   6.500% due 03/15/2012                                2,000        1,659
Green Tree Financial Corp.
   8.000% due 07/15/2018 (d)                            3,087        2,709
   7.510% due 07/15/2028                                4,000        3,543
J.P. Morgan Commercial Mortgage Finance Corp.
   8.540% due 11/25/2027 (e)                            2,284        1,946
Keystone Owner Trust
   8.500% due 01/25/2029 (e)                            5,000        2,942
Merrill Lynch Mortgage
   7.120% due 06/18/2029                                2,000        1,781
   7.427% due 06/15/2021 (b)                              627          609
Morgan Stanley Capital
   8.112% due 02/15/2005 (b)(e)                         2,000        1,993
   7.695% due 10/03/2030 (e)                            2,000        1,670
   6.850% due 02/15/2020 (e)                            1,000          747
Mortgage Capital Funding, Inc.
   7.531% due 04/20/2007                                1,000          950
Nationslink Funding Corp.
   7.050% due 02/20/2008 (e)                            2,000        1,518
   7.105% due 01/20/2013 (e)                            2,500        1,873
   7.100% due 01/20/2009 (d)                            2,000        1,825
   7.648% due 01/20/2009 (d)                            2,500        2,434
NB Commercial Mortgage
   8.031% due 10/20/2023 (e)                              188          188
   8.730% due 10/20/2023 (e)                            1,000        1,001
Nomura Asset Securities Corp.
   9.917% due 09/11/2019 (b)                            3,000        3,127
Prudential Securities Secured Financing Corp.
   7.610% due 12/26/2022                                1,000          930
   6.755% due 08/15/2011 (e)                            1,989        1,434
Resolution Trust Corp.
   6.900% due 02/25/2027 (b)                            1,487        1,365
   8.000% due 04/25/2025 (d)                              962          937
   9.450% due 05/25/2024                                1,161        1,148
   8.835% due 12/25/2023 (d)                            1,600        1,601
   7.000% due 05/25/2027                                1,759        1,681
   8.000% due 06/25/2026                                2,098        2,070
Saco I, Inc.
   7.702% due 03/01/2030 (e)                            2,501        2,292
Salomon Brothers Mortgage Securities VII
   7.500% due 05/25/2026                                  239          212
Structured Asset Securities Corp.
   7.201% due 04/25/2003 (b)(e)                         2,500        2,357
   7.750% due 02/25/2028 (d)                            3,841        3,788
                                                                   -------
                                                                    74,922
Multi-Family 37.1%
Aames Mortgage Trust
   7.821% due 06/15/2028                                2,000        1,853
Chase Commercial Mortgage Securities Corp.
   6.900% due 11/19/2006 (e)                            1,500        1,340
   6.900% due 11/19/2028                                5,500        4,508
Donaldson, Lufkin & Jenrette
   7.350% due 12/18/2003 (d)                            3,000        2,940
Federal Housing Administration
   8.360% due 01/01/2012                                  867          857
   6.430% due 12/01/2019                                2,603        2,535
   6.875% due 11/01/2023                                1,921        1,741
   8.250% due 02/01/2028                                2,544        2,506
   7.500% due 12/31/2031                                1,566        1,437
   8.875% due 06/01/2035                                5,912        5,679
   7.380% due 04/01/2041                                  676          621
   7.380% due 04/01/2041                                1,824        1,691
Federal National Mortgage Assn.
   7.864% due 12/25/2015 (b)(e)                           874          619
   7.865% due 12/25/2015 (b)(e)                         1,608        1,282
   9.375% due 04/01/2016 (d)                            1,160        1,186
   7.875% due 11/01/2018                                  247          247
First Boston Mortgage Securities Corp.
   7.554% due 09/25/2006 (b)                              976          963
Government National Mortgage Assn.
   9.500% due 09/15/2030 (d)                            4,255        4,282
   8.625% due 10/15/2034 (d)                            3,439        3,478
ICI Funding Corp. Secured Assets Corp.
   7.750% due 03/25/2028                                1,014          915
Merrill Lynch Mortgage Investors, Inc.
   9.448% due 11/25/2020 (d)(e)                         2,500        2,503
Multi-Family Capital Access One, Inc.
   7.400% due 01/15/2024                                1,591        1,570
Nationsbanc Mortgage Capital
   8.048% due 05/25/2028                                2,000        1,606
Resolution Trust Corp.
   7.407% due 09/25/2020 (b)                              167          161
Structured Asset Securities Corp.
   7.050% due 11/25/2007                                6,000        5,663
                                                                   -------
                                                                    52,183
Healthcare 23.1%
Daiwa Mortgage Acceptance Corp.
   6.063% due 09/25/2006                                  510          501
LTC Commercial Corp.
   9.200% due 11/28/2012 (e)                            1,500        1,486
   9.300% due 06/15/2026 (d)(e)                         4,000        4,009
Nomura Asset Securities Corp.
   6.680% due 12/15/2001 (d)(e)                        12,100       11,660
Red Mountain Funding Corp.
   8.926% due 01/15/2019 (e)                            1,000          515
   7.471% due 01/15/2019 (e)                            1,000          660
   7.072% due 01/15/2019 (e)                            2,000        1,590
   9.150% due 11/28/2027 (e)                            3,200        2,161
SC Commercial
   7.050% due 11/28/2013 (d)(e)                         5,000        4,967
   7.800% due 11/28/2013 (d)(e)                         5,000        4,971
                                                                   -------
                                                                    32,520


                                                                              15
                                                              SEMI-ANNUAL REPORT
                                                                   June 30, 2000

                                                  Principal
                                                     Amount           Value
                                                     (000s)          (000s)
--------------------------------------------------------------------------------

Hospitality 13.0%
Cooper Hotel
   7.500% due 07/15/2013 (d)(e)                   $   7,445       $   7,295
Franchise Mortgage Acceptance Corp.
   7.981% due 11/15/2018 (e)                          2,300           1,886
German American Capital Corp.
   8.535% due 10/10/2002 (e)                          2,000           1,921
Host Marriott Pool Trust
   8.310% due 08/03/2009 (e)                          2,000           1,973
Hotel First
   8.520% due 08/05/2008 (e)                          2,583           2,549
J.Q. Hammons Hotels
   8.875% due 02/15/2004                                450             399
Starwood Commercial Mortgage Trust
   6.920% due 02/03/2009                              2,500           2,331
                                                                  ---------
                                                                     18,354
Retail 1.8%
Trizec Finance Ltd.
  10.875% due 10/15/2005                              2,505           2,533
                                                                  ---------
Total Commercial Mortgage-Backed Securities                         180,512
                                                                  =========
(Cost $188,786)

--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 7.3%
--------------------------------------------------------------------------------

Banking & Finance 1.2%
Mercury Finance Co.
  10.000% due 03/23/2001 (e)                          1,602           1,631
                                                                  ---------
Industrials 4.0%
Building Materials Corp.
   8.000% due 10/15/2007                              3,000           2,558
Container Corp. of America
  11.250% due 05/01/2004                              1,500           1,530
Nuevo Grupo Iusacell
  10.000% due 07/15/2004                                750             731
U.S. Air, Inc.
   9.330% due 01/01/2006                                902             829
                                                                  ---------
                                                                      5,648
Utilities 2.1%
Calpine Corp.
   8.750% due 07/15/2007                              1,680           1,694
Flag Ltd.
   8.250% due 01/30/2008                              1,400           1,246
                                                                  ---------
                                                                      2,940
                                                                  ---------
Total Corporate Bonds & Notes                                        10,219
                                                                  =========
(Cost $10,935)

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 10.9%
--------------------------------------------------------------------------------

First International Bank Business Loan Trust
   9.665% due 04/15/2026                              3,250           3,007
Firstplus Global Issuance
   7.690% due 09/11/2023 (e)                          5,000           4,370
Keystone Owner Trust
   8.500% due 01/25/2029 (e)                          5,000           4,145
Life Financial Home Loan Owner Trust
   9.090% due 04/25/2024 (d)                          4,373           3,868
                                                                  ---------
Total Asset-Backed Securities                                        15,390
(Cost $15,446)                                                    =========


--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 0.1%
--------------------------------------------------------------------------------

Commercial Paper 0.1%
Federal Home Loan Mortgage
   6.420% due 08/17/2000                                200             198
                                                                  ---------
Total Short-Term Instruments                                            198
(Cost $198)                                                       =========


Total Investments (a) 146.6%                                        206,319
(Cost $215,365)

Written Options (c) (0.1%)                                             (180)
(Premium $263)

Other Assets and Liabilities (Net) (46.5%)                          (65,449)
                                                                  ---------

Net Assets 100.0%                                                 $ 140,690
                                                                  =========

Notes to Schedule of Investments (amounts in thousands):

(a) The identified cost of investments owned as of June 30, 2000, was the same for federal income tax and financial statement purposes.

(b)  Variable rate security. The rate listed is as of June 30, 2000.

(c)  Premiums received on written options:

                                              # of
Type                                     Contracts     Premium        Value
--------------------------------------------------------------------------------
Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 7.00 Exp. 09/15/2000             2,150   $      263    $        180

(d)  Securities pledged as collateral for reverse repurchase agreements.

(e) Securities purchased under Rule 144A of the 1933 Securities Act and, unless registered under the Act or exempt from registration, may only be sold to qualified institutional investors.

16
SEMI-ANNUAL REPORT
June 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. General Information

The PIMCO Commercial Mortgage Securities Trust, Inc. commenced operations on September 2, 1993. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified, investment management company organized as a Maryland corporation. The stock exchange symbol of the Fund is PCM. Shares are traded on the New York Stock Exchange.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed in preparation of the Fund's financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

Security valuation. It is the policy of the Fund to value portfolio securities at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Directors, with reference to fixed income securities whose prices are more readily obtainable and whose durations are comparable to the securities being valued. Short-term investments having a maturity of sixty days or less are valued at amortized cost. Subject to the foregoing, other securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors.

Securities transactions and investment income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Securities purchased on a when-issued basis are subject to market value fluctuations during this period. On the commitment date of such purchases, the Fund designates specific assets with a value at least equal to the commitment, to be utilized to settle the commitment. The proceeds to be received from delayed-delivery sales are included in the Fund's net assets on the date the commitment is executed. Accordingly, any fluctuation in the value of such assets is excluded from the Fund's net asset value while the commitment is in effect. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes the accretion of discounts and amortization of premiums.


                                                                              17
                                                              SEMI-ANNUAL REPORT
                                                                   June 30, 2000

Dividends and distributions to shareholders.The Fund intends to distribute all its net investment income monthly. Distributions, if any, of net realized short- or long-term capital gains will be distributed no less frequently than once each year. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to the accounting for paydown gains and losses on mortgage-backed securities.

Federal income taxes. The Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if any, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Reverse repurchase agreements.Reverse repurchase agreements involve the sale of a portfolio-eligible security by the Fund, coupled with an agreement to repurchase the security at a specified date and price. Reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. Reverse repurchase agreements are considered to be borrowings by the Fund, and are subject to the Fund's overall restriction on borrowing under which it must maintain asset coverage of at least 300%.

Repurchase Agreements. The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

Written Options. When a Fund writes an option, the premium received by the Fund is presented in the Fund's Statement of Assets and Liabilities as an asset and equivalent liability. The amount of the liability is subsequently "market-to-market" to reflect the current market value of the option written. Written options are valued at the last sale price or, in absence of a sale, the last offering price on the market on which it is principally traded. If an option expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.


18
SEMI-ANNUAL REPORT
June 30, 2000

The risk in writing a call option is that the Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, the Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market, or if the counterparties do not perform under the contracts' terms.

3. Investment Manager Fee, Administration Fee, and Directors' Fee

Investment Manager Fee. Pacific Investment Management Company (PIMCO) serves as investment manager to the Fund, pursuant to an investment management agreement. (PIMCO) receives a quarterly fee from the Fund at an annual rate of 0.725% based on average weekly net assets of the Fund.

Administration Fee. PIMCO also provides administrative services to the Fund and receives from the Fund a quarterly administrative fee at the annual rate of 0.10% of the Fund's average weekly net assets.

Directors' Fee. Each unaffiliated Director receives an annual retainer of $6,000, plus $1,000 for each Board of Directors meeting attended, plus reimbursement of related expenses.

4. Securities Transactions

Cost of purchases and proceeds from sales of securities (excluding short-term investments) for the period ended June 30, 2000, were as follows:

        U.S. Government/Agency                   All Other
--------------------------------------------------------------------------------
    Purchases             Sales        Purchases              Sales
--------------------------------------------------------------------------------
$           0      $  7,432,718     $ 44,450,537   $     10,786,468

5. Transaction in Written Call and Put Options

Transaction in written call and put options were as follows:

                                       # of Contracts          Premium
                                       ---------------------------------------
Balance at 12/31/1999                            0      $                0
Sales                                        2,650                 441,109
Closing Buys                                 (500)               (177,734)
Expirations                                      0                       0
Exercised                                        0                       0
Balance at 6/30/2000                         2,150      $          263,375


                                                                              19
                                                              SEMI-ANNUAL REPORT
                                                                   June 30, 2000

6. Federal Income Tax Matters

At June 30, 2000, the net unrealized depreciation of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                      $    1,456,104
Aggregate gross unrealized depreciation                         (10,502,693)
                                                             --------------
Net unrealized depreciation                                  $   (9,046,589)
                                                             ==============

The accumulated net realized loss on sales of investments for federal income tax purposes at December 31, 1999, amounting to $955,439, is available to offset future taxable gains. If not applied, $229,745, $687,550, and $38,144 of the loss will expire in 2003, 2004, and 2007, respectively.

7. Borrowings under Reverse Repurchase Agreements

The average amount of borrowings outstanding during the period ended June 30, 2000 was $61,511,090 at a weighted average interest rate of 6.60%. On June 30, 2000, securities valued at $76,809,223 were pledged as collateral for reverse repurchase agreements.

The Fund is authorized to borrow funds and utilize leverage in amounts not exceeding thirty-three and one-third percent of its total assets. The Fund's ability to leverage creates an opportunity for increased net income, but at the same time poses special risks. If the income from the securities purchased with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund will be less than if borrowing had not been used, reducing the amount available for distribution to shareholders.

8. Acquisition by Allianz AG

On May 5, 2000, Allianz AG completed the acquisition of approximately 70% of the outstanding partnership interests in PIMCO Advisors L.P. ("PIMCO Advisors"), of which PIMCO is a subsidiary partnership. As a result of this transaction, PIMCO Advisors, and its subsidiaries, are now controlled by Allianz AG, a leading provider of financial services, particularly in Europe. PIMCO remains operationally independent, continues to operate under its existing name, and now leads the global fixed income efforts of Allianz AG. Key employees at each PIMCO Advisors' investment units, including PIMCO's Bill Gross, have signed long-term employment contracts and have significant profit-sharing and retention arrangements to ensure continuity of the investment process and staff. With the addition of PIMCO Advisors, the Allianz Group manages assets of approximately US$650 billion, including more than 300 mutual funds for retail and institutional clients around the world.

20
SEMI-ANNUAL REPORT
June 30, 2000

DIVIDEND REINVESTMENT PLAN

What is the Dividend Reinvestment Plan for PIMCO Commercial Mortgage Securities Trust, Inc.?

The Dividend Reinvestment Plan offers shareholders in the Fund an efficient and simple way to reinvest dividends and capital gains distributions, if any, in shares of the Fund. Each month the Fund will distribute to shareholders substantially all of its net investment income. The Fund expects to distribute at least annually any net realized long-term or short-term capital gains. State Street Bank & Trust Co. acts as Plan Agent for shareholders in administering the Plan.

Who can participate in the Plan?

All shareholders in the Fund may participate in the Plan by following the instructions for enrollment provided later in this section.

What does the Plan offer?

The Plan offers shareholders a simple and convenient means to reinvest dividends and capital gains distributions in additional shares of the Fund.

How is the reinvestment of income dividends and capital gains distributions accomplished?

If you are a participant in the Plan, your dividends and capital gains distributions will be reinvested automatically for you, increasing your holding in the Fund. If the Fund declares a dividend or capital gains distribution payable either in cash or in shares of the Fund, you will automatically receive shares of the Fund. If the market price of shares is equal to or exceeds the net asset value per share on the Valuation Date (as defined below), Plan participants will be issued shares valued at the net asset value most recently determined or, if net asset value is less than 95% of the then current market price, then at 95% of the market price.

If the market price is less than the net asset value on the Valuation Date, the Plan Agent will buy shares in the open market, on the New York Stock Exchange ("NYSE") or elsewhere, for the participants' accounts. If, following the commencement of the purchase and before the Plan Agent has completed its purchases, the market price exceeds the net asset value, the average per share purchase price paid by the Plan Agent may exceed the net asset value, resulting in the acquisition of fewer shares than if the dividend or capital gains distribution had been paid in shares issued by the Fund at net asset value. Additionally, if the market price exceeds the net asset value before the Plan Agent has completed its purchases, the Plan Agent is permitted to cease purchasing shares and the Fund may issue the remaining shares at a price equal to the greater of net asset value or 95% of the then current market price. In a case where the Plan Agent has terminated open market purchases and the Fund has issued the remaining shares, the


                                                                              21
                                                              SEMI-ANNUAL REPORT
                                                                   June 30, 2000
number of shares received by the participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. The Plan Agent will apply all cash received to purchase shares as soon as practicable after the payment date of the dividend or capital gains distribution, but in no event later than 30 days after that date, except when necessary to comply with applicable provisions of the federal securities laws.

The Valuation Date is the dividend or capital gains distribution payment date or, if that date is not a NYSE trading day, the immediately preceding trading day. All reinvestments are in full and fractional shares, carried to three decimal places.

Is there a cost to participate?

There is no direct charge to participants for reinvesting dividends and capital gains distributions, since the Plan Agent's fees are paid by the Fund. There are no brokerage charges for shares issued directly by the Fund. Whenever shares are purchased on the NYSE or elsewhere in connection with the reinvestment of dividends or capital gains distributions, each participant will pay a pro rata portion of brokerage commissions. Brokerage charges for purchasing shares through the Plan are expected to be less than the usual brokerage charges for individual transactions, because the Plan Agent will purchase shares for all participants in blocks, resulting in lower commissions for each individual participant.

What are the tax implications for participants?

You will receive tax information annually for your personal records to help you prepare your federal income tax return. The automatic reinvestment of dividends and capital gains distributions does not affect the tax characterization of the dividends and capital gains. Other questions should be directed to your tax adviser.

How do participating shareholders benefit?

You will build holdings in the Fund easily and automatically at reduced costs.

You will receive a detailed account statement from the Plan Agent, showing total dividends and distributions, dates of investments, shares acquired and price per share, and total shares of record held by you and by the Plan Agent for you. The proxy you receive in connection with the Fund's shareholder meetings will include shares purchased for you by the Plan Agent according to the Plan.

As long as you participate in the Plan, shares acquired through the Plan will be held for you in safekeeping in non-certificated form by State Street Bank & Trust Co., the Plan Agent. This convenience provides added protection against loss, theft or inadvertent destruction of certificates.


22
SEMI-ANNUAL REPORT
June 30, 2000

Whom should I contact for additional information?

If you hold shares in your own name, please address all notices, correspondence, questions or other communications regarding the Plan to:


    PIMCO Commercial Mortgage Securities Trust, Inc.
    c/o State Street Bank & Trust Co.
    150 Royalle Street
    Canton, MA 02021
    Telephone: 800-213-3606


If your shares are not held in your name, you should contact your brokerage firm, bank or other nominee for more information.

How do I enroll in the Plan?

If you hold shares of the Fund in your own name, you are already enrolled in this Plan. Your reinvestments will begin with the first dividend after you purchase your shares. If your shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If your nominee is unable to participate in the Plan on your behalf, you may want to request that your shares be registered in your name so that you can participate in the Plan.

Once enrolled in the Plan, may I withdraw from it?

You may withdraw from the Plan without penalty at any time by providing written notice to State Street Bank & Trust Co.. Elections to withdraw from the Plan will be effective for distributions with a Record Date of at least ten days after such elections are received by the Plan Agent.

If you withdraw, you will receive, without charge, a share certificate issued in your name for all full shares accumulated in your account from dividend and capital gains distributions, plus a check for any fractional shares based on market price.

Experience under the Plan may indicate that changes are desirable. Accordingly, either the Fund or the Plan Agent may amend or terminate the Plan. Participants will receive written notice at least 30 days before the effective date of any amendment. In the case of termination, participants will receive written notice at least 30 days before the record date of any dividend or capital gains distribution by the Fund.

                                                                              23
                                                              SEMI-ANNUAL REPORT
                                                                   June 30, 2000

PROXY VOTING RESULTS

A special meeting of the Funds shareholders was held on March 3, 2000. The result of votes taken among shareholders on proposals are listed below.

1.   To elect Directors to the Board of Directors of the Fund.

                                           # of                    % of
                                       Shares Voted            Shares Voted
                                       ------------------------------------
     R. Wesley Burns
       For                               10,390,736                 98.742%
       Withheld                             132,414                  1.258%
       Total                             10,523,150                100.000%


     E. Philip Cannon
       For                               10,390,736                 98.742%
       Withheld                             132,414                  1.258%
       Total                             10,523,150                100.000%


     J. Michael Hagan
       For                               10,390,736                 98.742%
       Withheld                             132,414                  1.258%
       Total                             10,523,150                100.000%


     Brent R. Harris
       For                               10,390,736                 98.742%
       Withheld                             132,414                  1.258%
       Total                             10,523,150                100.000%

 2.  To approve a new investment management agreement.

                                           # of                   % of
                                       Shares Voted           Shares Voted
                                       ------------------------------------
       For                               10,135,755                 96.319%
       Against                              169,908                  1.615%
       Abstain                              217,484                  2.067%
       Total                             10,523,147                100.000%

 3. To ratify selection of Ernst & Young LLP as independent public accountant of the Fund for its fiscal year ending December 31, 2000.

                                           # of                   % of
                                       Shares Voted           Shares Voted
                                       ------------------------------------
       For                               10,355,626                 98.408%
       Against                               48,900                  0.465%
       Abstain                              118,624                  1.127%
       Total                             10,523,150                100.000%


24
SEMI-ANNUAL REPORT
June 30, 2000

BOARD OF DIRECTORS
AND OTHER INFORMATION


Directors and Officers
          Brent R. Harris, Chairman of the Board and Director
          R. Wesley Burns, President and Director
          Guilford C. Babcock, Director
          E. Philip Cannon, Director
          Vern O. Curtis, Director
          J. Michael Hagan, Director
          Thomas P. Kemp, Sr., Director
          William J. Popejoy, Director
          Garlin G. Flynn, Secretary
          John P. Hardaway, Treasurer


Investment Manager and Administrator
          Pacific Investment Management Company
          840 Newport Center Drive, Suite 300
          Newport Beach, California 92660


Transfer Agent
          State Street Bank & Trust Co.
          150 Royalle Street
          Canton, MA02021


Custodian
          State Street Bank & Trust Co.
          801 Pennsylvania
          Kansas City, Missouri 64105


Legal Counsel
          Dechert Price & Rhoads
          1775 Eye Street, N.W.
          Washington, D.C. 20006-2401


Independent Auditors
          Ernst & Young LLP
          One Kansas City Place
          1200 Main Street
          Kansas City, Missouri 64105

                                                                           PIMCO
                                                                      COMMERCIAL
                                                                        MORTGAGE
                                                                      SECURITIES
                                                                     TRUST, INC.


This report, including the financial statements herein, is provided to the shareholders of PIMCO Commercial Mortgage Securities Trust, Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.